Lease Intangibles - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Below-market leases, net	$ 1,457,204	$ 1,698,086	$ 2,154,479
Weighted average [Member]
Finite Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period	3 years 6 months	3 years 9 months 18 days